SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

22.         SEGMENT INFORMATION

The Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group's CODM. For the years ended December 31, 2016 and 2017, the Group's CODM reviewed the financial information of the education business carried out by the Group on a consolidated basis. Therefore, the Group has one operating and reportable segment, which is the provision of educational services, prior to 2018. For the year ended December 31, 2018, the Group's CODM changed operating segment when making decisions about allocating resources and assessing performance of the Group due to business plan and developments, and identified three operating segments, including kindergartens, play-and-learn centers and others. The Group operates solely in the PRC and all of the Group's long-lived assets are located in the PRC.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available. The following financial data has been retrospectively presented to give effect to the current structure.

	Years ended December 31,
	2016	2017	2018

Net revenues:
Kindergartens	78,766	105,679	124,175
Play-and-learn centers	25,390	29,871	26,777
Others	4,357	5,253	5,546
Total net revenues	108,513	140,803	156,498

Cost of revenues:
Kindergartens	68,491	88,281	108,140
Play-and-learn centers	17,320	18,129	15,694
Others	5,805	4,867	7,030
Total cost of revenues	91,616	111,277	130,864

Gross profit
Kindergartens	10,275	17,398	16,035
Play-and-learn centers	8,070	11,742	11,083
Others	(1,448)	386	(1,484)
Total gross profit	16,897	29,526	25,634

The Group’s CODM does not review the financial position by operating segments, thus total assets by operating segment is not presented.